Other investments	12 Months Ended
Mar. 31, 2025
Disclosure of Other investments [Abstract]
Other investments
15.	Other investments

Other Investments comprise investment in unquoted equity instruments classified as financial assets at FVTOCI and investment in unquoted debt securities classified as financial assets at amortised cost. The details of such investments are given below:

	March 31, 2025	March 31, 2024
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in The Gizmo App Company	21,395	20,843
Investment in Tasoula Energy Private Limited	225,000	225,000
Investment in Padvest Corporation	4,279	4,168
Investment in Digifresh Corporation	17,116	16,640
Investment in VEH Srishti Energy Private Limited	375,300	375,300
Investment in Chatter Inc	12,837	12,506
Investment in Passerine technologies Inc	17,116	16,675
Investment in Cloudfabrix Software Inc	128,372	125,061
Investment in Sylvie Unlimited Inc	12,837	12,506
Investment in Sunsure Solarpark Eighteen	9,974
Investment in debt securities – unquoted
Investment in Elevo Corporation(Erstwhile Attala Systems Corporation)	403,872	393,453
	1,229,808	1,203,862